Consolidated Statement of Comprehensive Income (Parenthetical) $ in Millions	12 Months Ended
Oct. 31, 2016 CAD ($)
Reclassification of net (gains) losses	$ (357) [1]
Goodwill [member]
Reclassification of net (gains) losses	$ 22

[1]	Amount for 2016 includes reclassification of $22 pre-tax to goodwill for acquisition-related cash flow hedges.